UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     06/30/2012

Check here if Amendment: [  ]; Amendment Number:

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod               Westport, CT          08/14/2012
----------------------             --------------        -------------
        [Signature]                 [City, State]           [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:               NONE

Form 13F Information Table Entry Total:            78

Form 13F Information Table Value Total:    $1,070,047
                                           (thousands)



List of Other Included Managers:                 NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE





ITEM 1                                 ITEM 2              ITEM 3     ITEM 4         ITEM 5            ITEM 6      ITEM 7
                                                                                                       INVESTMENT
                                                                                     SHARES            DISCRETION
NAME                                   TITLE                          FAIR           OR                SOLE
OF                                     OF                             MARKET         PRINCIPAL   SH    SHARED
ISSUER                                 CLASS               CUSIP      VALUE          AMOUNT      PRN   OTHER       MANAGER
ALCATEL-LUCENT                         SPN ADR              13904305     10,595,000   6,500,000  SH    SOLE        FINE
APPLIED MICRO CIRCUITS CORP            COM NEW             03822W406      9,962,000   1,741,577  SH    SOLE        FINE
ACME PACKET INC                        COM                   4764106      1,492,000      80,000  SH    SOLE        FINE
ACME PACKET INC -- CALL OPTION         COM                   4764106      1,865,000     100,000  CALL  SOLE        FINE
ACME PACKET INC -- CALL OPTION         COM                   4764106      1,865,000     100,000  CALL  SOLE        FINE
ACME PACKET INC -- CALL OPTION         COM                   4764106      3,730,000     200,000  CALL  SOLE        FINE
ARM HLDGS PLC                          SPN ADR              42068106     28,072,000   1,180,000  SH    SOLE        FINE
ARM HLDGS PLC -- CALL OPTION           SPN ADR              42068106      4,163,000     175,000  CALL  SOLE        FINE
ARM HLDGS PLC -- CALL OPTION           SPN ADR              42068106      4,758,000     200,000  CALL  SOLE        FINE
ARUBA NETWORKS INC                     COM                  43176106      6,773,000     450,000  SH    SOLE        FINE
AVAGO TECHNOLOGIES LTD                 SHS                 Y0486S104      2,836,000      79,000  SH    SOLE        FINE
BENCHMARK ELECTRS INC                  COM                 08160H101        558,000      40,000  SH    SOLE        FINE
BAIDU INC                              SPN ADR REP A        56752108     74,737,000     650,000  SH    SOLE        FINE
BAIDU INC -- CALL OPTION               SPN ADR REP A        56752108     14,373,000     125,000  CALL  SOLE        FINE
BAIDU INC -- CALL OPTION               SPN ADR REP A        56752108     11,498,000     100,000  CALL  SOLE        FINE
BROADCOM CORP                          CL A                111320107     27,413,000     812,000  SH    SOLE        FINE
BROADSOFT INC                          COM                 11133B409      1,158,000      40,000  SH    SOLE        FINE
BAZAARVOICE INC                        COM                  73271108     16,782,000     922,076  SH    SOLE        FINE
CAVIUM INC -- PUT OPTION               COM                 14964U108      6,580,000     235,000  PUT   SOLE        FINE
CHECK POINT SOFTWARE TECH LT           ORD                 M22465104      4,959,000     100,000  SH    SOLE        FINE
CIENA CORP                             COM NEW             171779309     37,815,000   2,310,000  SH    SOLE        FINE
CIENA CORP -- CALL OPTION              COM NEW             171779309      2,865,000     175,000  CALL  SOLE        FINE
CONCUR TECHNOLOGIES INC -- PUT OPTION  COM                 206708109      9,534,000     140,000  CALL  SOLE        FINE
SALESFORCE COM INC                     COM                 79466L302     18,665,000     135,000  SH    SOLE        FINE
CITRIX SYS INC                         COM                 177376100     69,251,000     825,000  SH    SOLE        FINE
CITRIX SYS INC -- CALL OPTION          COM                 177376100      7,135,000      85,000  CALL  SOLE        FINE
ELECTRONIC ARTS INC                    COM                 285512109      1,853,000     150,000  SH    SOLE        FINE
EARTHLINK INC                          COM                 270321102      5,387,000     725,000  SH    SOLE        FINE
EMULEX CORP -- CALL OPTION             COM NEW             292475209      2,880,000     400,000  CALL  SOLE        FINE
EQUINIX INC                            COM NEW             29444U502      7,904,000      45,000  SH    SOLE        FINE
FUSION-IO INC                          COM                 36112J107      5,014,000     240,000  SH    SOLE        FINE
FUSION-IO INC -- CALL OPTION           COM                 36112J107      4,178,000     200,000  CALL  SOLE        FINE
FREESCALE SEMICONDUCTOR LTD            SHS                 G3727Q101      1,845,000     180,000  SH    SOLE        FINE
FORTINET INC                           COM                 3.50E+113     45,886,000   1,976,143  SH    SOLE        FINE
FORTINET INC -- CALL OPTION            COM                 3.50E+113      9,288,000     400,000  CALL  SOLE        FINE
GIGOPTIX INC                           COM                 37517Y103      3,135,000   1,165,333  SH    SOLE        FINE
HEWLETT PACKARD CO                     COM                 428236103     13,072,000     650,000  SH    SOLE        FINE
INFORMATICA CORP                       COM                 45666Q102      8,472,000     200,000  SH    SOLE        FINE
INTEL CORP -- PUT OPTION               COM                 458140100     42,640,000   1,600,000  PUT   SOLE        FINE
INTERXION HOLDING N.V.                 SHS                 N47279109      5,016,000     277,000  SH    SOLE        FINE
JDS UNIPHASE CORP                      COM PAR $0.001      46612J507     42,075,000   3,825,000  SH    SOLE        FINE
JDS UNIPHASE CORP -- CALL OPTION       COM PAR $0.001      46612J507      5,500,000     500,000  CALL  SOLE        FINE
JIVE SOFTWARE INC                      COM                 47760A108     20,990,000   1,000,000  SH    SOLE        FINE
JIVE SOFTWARE INC -- CALL OPTION       COM                 47760A108      2,624,000     125,000  CALL  SOLE        FINE
KEYNOTE SYSTEMS INC                    COM                 493308100     37,942,000   2,555,000  SH    SOLE        FINE
LINKEDIN CORP                          COM CL A            53578A108     25,505,000     240,000  SH    SOLE        FINE
LSI CORPORATION                        COM                 502161102     14,333,000   2,250,000  SH    SOLE        FINE
LSI CORPORATION -- CALL OPTION         COM                 502161102      9,555,000   1,500,000  CALL  SOLE        FINE
RESPONSYS INC                          COM                 761248103     11,817,000     975,000  SH    SOLE        FINE
MARVELL TECHNOLOGY GROUP LTD           ORD                 G5876H105     11,280,000   1,000,000  SH    SOLE        FINE
MICROSTRATEGY INC                      CL A NEW            594972408     14,934,000     115,000  SH    SOLE        FINE
MICROSTRATEGY INC -- CALL OPTION       CL A NEW            594972408     38,075,000     293,200  CALL  SOLE        FINE
MICRON TECHNOLOGY INC                  COM                 595112103     13,693,000   2,170,000  SH    SOLE        FINE
MICRON TECHNOLOGY INC -- CALL OPTION   COM                 595112103      6,310,000   1,000,000  CALL  SOLE        FINE
MICRON TECHNOLOGY INC -- CALL OPTION   COM                 595112103      4,102,000     650,000  CALL  SOLE        FINE
MICRON TECHNOLOGY INC -- CALL OPTION   COM                 595112103     11,043,000   1,750,000  CALL  SOLE        FINE
NETSUITE INC                           COM                 64118Q107     21,086,000     385,000  SH    SOLE        FINE
ON SEMICONDUCTOR CORP                  COM                 682189105      7,988,000   1,125,000  SH    SOLE        FINE
ORACLE CORP                            COM                 68389X105      5,940,000     200,000  SH    SOLE        FINE
P C CONNECTION                         COM                 69318J100         32,000       2,971  SH    SOLE        FINE
POWERWAVE TECHNOLOGIES INC             COM NEW             739363307        725,000   1,000,000  SH    SOLE        FINE
QUALCOMM INC -- CALL OPTION            COM                 747525103     27,840,000     500,000  CALL  SOLE        FINE
QLIK TECHNOLOGIES INC                  COM                 74733T105      8,760,000     396,000  SH    SOLE        FINE
RACKSPACE HOSTING INC                  COM                 750086100     14,720,000     335,000  SH    SOLE        FINE
RACKSPACE HOSTING INC -- CALL OPTION   COM                 750086100     17,576,000     400,000  CALL  SOLE        FINE
RACKSPACE HOSTING INC -- CALL OPTION   COM                 750086100      8,788,000     200,000  CALL  SOLE        FINE
SATCON TECHNOLOGY CORP                 COM                 803893106        989,000   4,310,100  SH    SOLE        FINE
SONUS NETWORKS INC                     COM                 835916107     71,858,000  33,500,000  SH    SOLE        FINE
TERADATA CORP DEL                      COM                 88076W103      4,465,000      62,000  SH    SOLE        FINE
TIVO INC                               COM                  88706108     14,634,000   1,771,700  SH    SOLE        FINE
TIVO INC -- CALL OPTION                COM                  88706108      4,090,000     495,100  CALL  SOLE        FINE
TIVO INC -- CALL OPTION                COM                  88706108     14,538,000   1,760,000  CALL  SOLE        FINE
VOCUS INC                              COM                 92858J108      7,585,000     407,800  SH    SOLE        FINE
VODAFONE GROUP PLC NEW                 SPN ADR NEW         92857W209      2,818,000     100,000  SH    SOLE        FINE
BARCLAYS BK PLC -- CALL OPTION         IPATH S&P VIX NEW   06740C261     13,689,000     900,000  CALL  SOLE        FINE
YANDEX N V -- CALL OPTION              SHS CLASS A         N97284108      5,264,000     276,300  CALL  SOLE        FINE
ZYNGA INC -- CALL OPTION               CL A                98986T108      6,528,000   1,200,000  CALL  SOLE        FINE
ZYNGA INC -- CALL OPTION               CL A                98986T108      4,352,000     800,000  CALL  SOLE        FINE


                                                                      1,070,047,000


ENTRY TOTAL                                            78
TABLE VALUE IN THOUSANDS               $        1,070,047

